UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:		James Scott Harkness
Title:		President
Phone:		(262) 521-2330
Signature, Place, and Date of Signing:

    s/J.Scott Harkness/s      Waukesha, Wisconsin     02/05/08
      (Signature)	       (City/State)		(Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings
are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:			  0

Form 13F Information Table Entry Total:			109

Form 13F Information Table Value Total:		  $ 585,039
						  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is
filed, other than the manager filing this report:		None

PROVIDENT TRUST COMPANY
SEC #801-58213
December 31, 2007
							 				        Voting Authority
			Type of			 Shares/     Value 	Investment	Otr
Name of Issuer		Class	Cusip		 Prin Amt   (x 1,000) 	Descretion	Mgr  Sole Shared   None

ABBOTT LABS COM		Com	002824100	      2,487 	140	Sole		      2,487
ACCENTURE LTD-CLS A 	Com	G1150G111	  1,267,580 	45,671	Sole		  1,267,580
ACTUANT CORPORATION	Com	00508x203	      1,840 	63	Sole		      1,840
AFLAC INC.		Com	001055102	      3,430 	215	Sole		      3,430
AMER EUROPAC GRTH CL R5	MtFd	298706839	      5,844 	297	Sole		      5,844
AMERICAN EXPRESS CO	Com	025816109	      1,000 	52	Sole		      1,000
AMER GRTH FD OF AMER 5	MtFd	399874833	     16,529 	562	Sole		     16,529
ANICOM INC COM		Com	035250109	      4,000 	0	Sole		      4,000
APARTMENT INVT&MGT CL A	Com	03748R101	        740 	26	Sole		        740
APPLE COMPUTER INC	Com	037833100	        100 	20	Sole		        100
APW LTD COM		Com	G04397108	     12,250 	0	Sole		     12,250
ASSOCIATED BANC CORP 	Com	045487105	        899 	24	Sole		        899
AVALONBAY CMNTYS INC 	Com	053484101	        290 	27	Sole		        290
BANK OF AMERICA CORP	Com	060505104	      1,468 	61	Sole		      1,468
BEMIS INC COM		Com	081437105	      8,000 	219	Sole		      8,000
BERKSHIRE HATHAWAY CL B	Com	084670207	         10 	47	Sole		         10
BP PLC SPON ADR		Com	055622104	      3,564 	261	Sole		      3,564
BP PLC SPONSORED ADR	Com	055622104	      2,850 	209	Sole		      2,850
BRADY CORPORATION CL A	Com	104674106	      3,000 	105	Sole		      3,000
CAMDEN PPTY TR BEN INT	Com	133131102	        550 	26	Sole		        550
CHEVRON CORP		Com	166764100	      3,008 	281	Sole		      3,008
CISCO SYSTEMS INC	Com	17275R102	    585,475 	15,849	Sole		    585,475
CITI TRENDS INC		Com	17306X102	     56,604 	874	Sole		     56,604
CITIGROUP INC 		Com	172967101	      7,450 	219	Sole		      7,450
CLARENT CORP.		Com	180461105	        120 	0	Sole		        120
COGNIZANT TECH SOL CL A	Com	192446102	  1,355,640 	46,010	Sole		  1,355,640
COMCAST CORP CL A	Com	20030N101	        172 	3	Sole		        172
CONOCOPHILLIPS		Com	20825C104	      2,000 	177	Sole		      2,000
COSTCO WHSL CORP NEW	Com	22160K105	        240 	17	Sole		        240
CUMMINS INC 		Com	231021106	          8 	1	Sole		          8
DANAHER CORP.		Com	235851102	        200 	18	Sole		        200
DEVRY INC		Com	251893103	      2,412 	125	Sole		      2,412
DISNEY WALT CO 		Com	254687106	      2,000 	65	Sole		      2,000
DU PONT E I DE NEMOURS 	Com	263534109	      2,851 	126	Sole		      2,851
DWS LG CAP VAL FUND-S	MtFd	23338F606	     13,921 	292	Sole		     13,921
EATON VANCE LG VAL CL A	MtFd	277905808	      8,318 	187	Sole		      8,318
EBAY INC COM		Com	278642103	      1,700 	56	Sole		      1,700
ELECTRONIC TELE-COMM	Com	285861100	      2,000 	0	Sole		      2,000
EMAGEON INC		Com	20976V109	     26,333 	106	Sole		     26,333
EXPRESS SCRIPTS INC	Com	302182100	    657,602 	48,005	Sole		    657,602
EXXON MOBIL CORP 	Com	30231G102	      4,264 	399	Sole		      4,264
FASTENAL CO		Com	311900104	  1,159,840 	46,881	Sole		  1,159,840
FIDLTY AD INTL DIS CL A	MtFd	315910661	      3,628 	155	Sole		      3,628
FISERV INC COM		Com	337738108	      3,650 	203	Sole		      3,650
FRANKLIN RES INC	Com	354613101	    427,395 	48,907	Sole		    427,395
GAP INC			Com	364760108	        168 	4	Sole		        168
GENERAL ELEC CO 	Com	369604103	     21,984 	815	Sole		     21,984
GOLDMAN SACHS GROUP	Com	38141G104	         75 	16	Sole		         75
GRAINGER W W INC	Com	384802104	      1,000 	88	Sole		      1,000
HARBOR FD INTL FD INSTL	MtFd	411511306	     27,524 	1,964	Sole		     27,524
HARLEY DAVIDSON, INC	Com	412822108	      1,000 	47	Sole		      1,000
HEARTLAND EXPRESS INC	Com	422347104	    737,928 	10,464	Sole		    737,928
HELMERICH & PAYNE INC	Com	423452101	  1,037,819 	41,585	Sole		  1,037,819
HOSPIRA INC		Com	441060100	        187 	8	Sole		        187
HUDSON HIGHLAND GRP 	Com	443792106	      1,300 	11	Sole		      1,300
ILLINOIS TOOL WKS INC	Com	452308109	      3,600 	193	Sole		      3,600
INFOSYS TECH LTD ADR	Com	456788108	    987,260 	44,782	Sole		    987,260
INTEL CORP 		Com	458140100	      5,300 	141	Sole		      5,300
INTERPUBLIC GRP COS INC	Com	460690100	      2,033 	16	Sole		      2,033
ISTAR FINL INC 		Com	45031U101	      2,500 	65	Sole		      2,500
ITT INDS INC IND 	Com	450911102	      1,000 	66	Sole		      1,000
JACOBS ENGR GROUP INC	Com	469814107	    450,484 	43,071	Sole		    450,484
JOHNSON & JOHNSON	Com	478160104	      5,200 	347	Sole		      5,200
JOHNSON CONTROLS	Com	478366107	      5,244 	189	Sole		      5,244
JP MORGAN CHASE & CO	Com	46625H100	      5,578 	243	Sole		      5,578
MAGNUSON COMPUTER SYS	Com	559726104	      1,000 	0	Sole		      1,000
MANPOWER INC		Com	56418H100	    690,385 	39,283	Sole		    690,385
MANULIFE FINANCIAL CORP	Com	56501r106	      1,318 	54	Sole		      1,318
MARSHALL & ILSLEY CP	Com	571837103	     37,764 	1,000	Sole		     37,764
METAVANTE TECHNLG INC	Com	591407101	     12,588 	294	Sole		     12,588
METRO AIRLINES INC.	Com	591905203	         11 	0	Sole		         11
NUVEEN CALIF PERF PLUS	MtFd	67062Q106	      6,800 	89	Sole		      6,800
NUVEEN PREM INC MUN FD	MtFd	67062T100	      7,000 	93	Sole		      7,000
ORION ENERGY SYS INC	Com	686275108	      5,500 	104	Sole		      5,500
OUTSOURCE INTL INC.	Com	690131107	      1,000 	0	Sole		      1,000
PEPSICO INC COM		Com	713448108	      1,000 	76	Sole		      1,000
PHARMACEUTICAL PROD	Com	717124101	    316,850 	12,791	Sole		    316,850
PROCTER & GAMBLE CO	Com	742718109	     11,579 	850	Sole		     11,579
PRUDENTIAL FINL INC	Com	744320102	      3,000 	279	Sole		      3,000
QUADREX CORP COM	Com	747309102	      2,000 	0	Sole		      2,000
ROBERT HALF INTL 	Com	770323103	  1,120,677 	30,303	Sole		  1,120,677
SCHLUMBERGER LTD 	Com	806857108	        100 	10	Sole		        100
SCHWAB CHARLES CP 	Com	808513105	  1,725,424 	44,085	Sole		  1,725,424
SEAGATE TECHNOLOGY ESC	Com	811804988	          9 	0	Sole		          9
SMF ENERGY CORP		Com	78453M109	      1,000 	1	Sole		      1,000
STRYKER CORP 		Com	863667101	     12,614 	943	Sole		     12,614
SUN LIFE FINANCIAL INC	Com	866796105	        417 	23	Sole		        417
SYSCO CORP 		Com	871829107	      2,460 	77	Sole		      2,460
T. ROWE PRICE GROUP INC	Com	74144t108	    865,675 	52,702	Sole		    865,675
TANKNOLOGY-NDE INTL INC	Com	87583E101	        500 	0	Sole		        500
TARGET CORP		Com	87612E106	        350 	18	Sole		        350
TEXAS INSTRS INC 	Com	882508104	        300 	10	Sole		        300
TRAVELERS COS INC	Com	89417E109	         35 	2	Sole		         35
UNITED TECHNOLOGIES CP	Com	913017109	      2,000 	153	Sole		      2,000
US BANCORP 		Com	902973304	      3,169 	101	Sole		      3,169
VANGRD INT'L GRTH-ADM	MtFd	921910501	      2,366 	187	Sole		      2,366
VANGRD WINDSR II FD #73	MtFd	922018205	     10,548 	330	Sole		     10,548
WM WRIGLEY JR		Com	982526105	      1,200 	70	Sole		      1,200
WRIGLEY WM JR CO CL B 	Com	982526204	        300 	18	Sole		        300

			 			13,807,385    585,039 			 13,807,385